UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium [1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained accumulated losses [1]
Beginning balance at Dec. 31, 2023	$ 1,251,371	$ 36	$ 2,637,120	$ 54,621	$ 44,304	$ (1,484,710)
Statement of changes in equity [Roll Forward]
Net loss	(77,989)					(77,989)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	(58,528)				(58,528)
Total comprehensive loss	(136,517)				(58,528)	(77,989)
Exercise of share options	3,705		5,548	(1,843)
Reclassification of vested restricted share units	1	1	32,547	(32,547)
Equity-settled share-based compensation expense	40,442			40,442
Ending balance at Jun. 30, 2024	1,159,002	37	2,675,215	60,673	(14,224)	(1,562,699)
Other comprehensive (loss) income
Reserves	1,159,000
Reserves	1,040,509
Beginning balance at Dec. 31, 2024	1,040,546	37	2,695,976	74,427	(68,158)	(1,661,736)
Statement of changes in equity [Roll Forward]
Net loss	(226,296)					(226,296)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	184,929				184,929
Total comprehensive loss	(41,367)				184,929	(226,296)
Exercise of share options	1,717		2,777	(1,060)
Reclassification of vested restricted share units	0		35,641	(35,641)
Equity-settled share-based compensation expense	34,643			34,643
Ending balance at Jun. 30, 2025	1,035,539	$ 37	$ 2,734,394	$ 72,369	$ 116,771	$ (1,888,032)
Other comprehensive (loss) income
Reserves	$ 1,035,502

[1]	These reserve accounts comprise the consolidated reserves of $1,035.5 million and $1,159.0 million in the consolidated statements of financial position as at June 30, 2025 and, 2024, respectively